Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	Feb. 28, 2022	May 31, 2021	Sep. 09, 2020	May 31, 2020	May 31, 2019	Aug. 16, 2018	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000202991
Account Value [Line Items]
Line Graph and Table Measure Name	Adler Value Fund - Institutional Class
Account Value	$ 17,006	$ 15,787	$ 13,201	$ 15,321		$ 15,578		$ 10,000	$ 9,890	$ 10,000
C000234765
Account Value [Line Items]
Line Graph and Table Measure Name	Evolutionary Tree Innovators Fund - A Class Shares
Account Value	$ 11,125	9,020	7,626	6,868	$ 9,427
C000221442
Account Value [Line Items]
Line Graph and Table Measure Name	Evolutionary Tree Innovators Fund - I Class Shares
Account Value	$ 11,202	9,058	7,641	6,863		12,730	$ 10,000
C000182952
Account Value [Line Items]
Line Graph and Table Measure Name	Kempner Multi-Cap Deep Value Fund - Institutional Class
Account Value	$ 979,000	956,346	721,500	801,392		822,867		529,119	559,968		$ 596,293	$ 523,432	$ 454,595	$ 500,000
C000182953
Account Value [Line Items]
Line Graph and Table Measure Name	Kempner Multi-Cap Deep Value Fund - Investor Class
Account Value	$ 19,116	18,724	14,157	15,768		16,220		10,459	11,098		11,838	10,422	9,070	10,000
C000130673
Account Value [Line Items]
Line Graph and Table Measure Name	Wavelength Fund
Account Value	$ 13,263	12,378	11,683	11,936		12,769		11,781	11,123		10,525	10,323	9,663	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,275	20,502	15,994	15,540		15,587		11,108	9,844	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,205	12,513	9,761	9,484	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,677	16,452	12,835	12,470		12,508	$ 10,000
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 1,289,024	1,133,541	907,418	889,000		933,982		664,160	621,900		623,711	559,042	480,180	500,000
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,780	22,671	18,148	17,780		18,680		13,283	12,438		12,474	11,181	9,604	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,596	10,995	10,854	11,091		12,085		12,134	11,090		10,423	10,462	10,299	10,000
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 19,330	18,403	14,837	14,402		14,055		10,051	9,644	10,000
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 15,287	14,905	12,477	13,202		13,658		7,898	8,807	$ 9,997
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 1,272,784	1,211,722	976,925	948,270		925,468		661,785	635,021		627,634	576,144	502,263	500,000
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 25,456	24,234	19,539	18,965		18,509		13,236	12,700		12,553	11,523	10,045	10,000
S&P/BGCantor US Treasury Bill 0-3 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Account Value	$ 12,114	$ 11,556	$ 10,950	$ 10,597		$ 10,583		$ 10,573	$ 10,399		$ 10,172	$ 10,050	$ 10,011	$ 10,000